Long-Term Debt - Lafayette Square (Details)						3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Oct. 15, 2024 USD ($)	Oct. 04, 2023 USD ($)	Jun. 01, 2023	Jul. 28, 2022 USD ($)	Dec. 03, 2021 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Long-Term Debt
Proceeds from lines of credit								$ 6,700,000	$ 0	$ 5,000,000
Accrued interest								70,000		36,000	$ 13,000
Deferred financing costs								1,254,000		1,688,000	2,115,000
Payment of deferred financing costs						$ 228,000	$ 228,000	$ 0	$ 442,000	576,000	525,000
Lafayette Square | 2021 Credit Facility
Long-Term Debt
Borrowing capacity					$ 32,000,000.0
Outstanding borrowings										28,600,000
Accrued interest										0	0
Minimum Liquidity										15,000,000
Deferred financing costs										$ 1,700,000	2,100,000
Maximum Quarterly Net Leverage Ratio										1.5
Quarterly minimum fixed coverage ratio										1.50
Lafayette Square | 2021 Credit Facility | Maximum
Long-Term Debt
Payment of deferred financing costs										$ 100,000	$ 500,000
Lafayette Square | 2021 Credit Facility | Subsequent Event
Long-Term Debt
Commitment fee percentage	0.50%
Commitment fee amount	$ 100,000
Lafayette Square | Closing Date Term Loan
Long-Term Debt
Borrowing capacity					22,000,000.0
Lafayette Square | Delayed Draw Term Loan
Long-Term Debt
Borrowing capacity					$ 10,000,000.0
Proceeds from lines of credit		$ 3,600,000		$ 4,300,000
Lafayette Square | Consolidated Total Net Leverage Ratio is Less Than 2 | 2021 Credit Facility
Long-Term Debt
Consolidated total net leverage ratio					2.00
Lafayette Square | Consolidated Total Net Leverage Ratio is Greater Than 4 | 2021 Credit Facility
Long-Term Debt
Consolidated total net leverage ratio					4.00
Lafayette Square | Consolidated Total Net Leverage Ratio is Less Than 1 | 2021 Credit Facility
Long-Term Debt
Consolidated total net leverage ratio			1.00
Lafayette Square | Consolidated Total Net Leverage Ratio is Greater Than 3.5 | 2021 Credit Facility
Long-Term Debt
Consolidated total net leverage ratio			3.50
Lafayette Square | Quarter Ending January 2022 Through December 2023 | Closing Date Term Loan
Long-Term Debt
Installment payments										$ 137,000
Lafayette Square | Quarter Ending January 2022 Through December 2023 | Delayed Draw Term Loan
Long-Term Debt
Quarterly installment payment										0.625%
Lafayette Square | Last Day Of Each Fiscal Quarter From January 2022 Through December 2023 | 2021 Credit Facility
Long-Term Debt
Maximum Quarterly Net Leverage Ratio										3.50
Lafayette Square | Last Day Of Each Fiscal Quarter From January 2024 Through March 2025 | 2021 Credit Facility
Long-Term Debt
Maximum Quarterly Net Leverage Ratio										3.25
Lafayette Square | Last Day Of Each Fiscal Quarter From April 2025 Through September 2025 | 2021 Credit Facility
Long-Term Debt
Maximum Quarterly Net Leverage Ratio										3.00
Lafayette Square | Last Day Of Each Fiscal Quarter From April 2026 Through December 2026 | 2021 Credit Facility
Long-Term Debt
Maximum Incremental Quarterly Net leverage Ratio										2.50
Lafayette Square | March 31, 2024 through March 31, 2025 | Closing Date Term Loan
Long-Term Debt
Installment payments										$ 275,000
Lafayette Square | March 31, 2024 through March 31, 2025 | Delayed Draw Term Loan
Long-Term Debt
Quarterly installment payment										1.25%
Lafayette Square | September 30, 2024 | 2021 Credit Facility | Subsequent Event
Long-Term Debt
Minimum TTM EBITDA	5,000,000.0
Minimum Liquidity	1,500,000
Lafayette Square | December 31, 2024 | 2021 Credit Facility | Subsequent Event
Long-Term Debt
Minimum TTM EBITDA	3,500,000
Minimum Liquidity	1,500,000
Lafayette Square | March 31, 2025 | 2021 Credit Facility | Subsequent Event
Long-Term Debt
Minimum TTM EBITDA	5,500,000
Minimum Liquidity	2,000,000.0
Lafayette Square | June 30, 2025 | 2021 Credit Facility | Subsequent Event
Long-Term Debt
Minimum TTM EBITDA	7,500,000
Minimum Liquidity	$ 2,000,000.0
Quarterly minimum fixed coverage ratio	1.50
Lafayette Square | September 30, 2025 | 2021 Credit Facility | Subsequent Event
Long-Term Debt
Minimum Liquidity	$ 2,000,000.0
Maximum Consolidated Total Leverage Ratio	4.25
Quarterly minimum fixed coverage ratio	1.50
Lafayette Square | December 31, 2025 | 2021 Credit Facility | Subsequent Event
Long-Term Debt
Minimum Liquidity	$ 2,000,000.0
Maximum Consolidated Total Leverage Ratio	4.00
Quarterly minimum fixed coverage ratio	1.50
Lafayette Square | March 31, 2026 | 2021 Credit Facility | Subsequent Event
Long-Term Debt
Minimum Liquidity	$ 2,000,000.0
Maximum Consolidated Total Leverage Ratio	3.75
Quarterly minimum fixed coverage ratio	1.50
Lafayette Square | June 30, 2026 | 2021 Credit Facility | Subsequent Event
Long-Term Debt
Minimum Liquidity	$ 2,000,000.0
Maximum Consolidated Total Leverage Ratio	3.50
Quarterly minimum fixed coverage ratio	1.50
Lafayette Square | September 30, 2026 | 2021 Credit Facility | Subsequent Event
Long-Term Debt
Minimum Liquidity	$ 2,000,000.0
Maximum Consolidated Total Leverage Ratio	3.25
Quarterly minimum fixed coverage ratio	1.50
Lafayette Square | LIBOR | Consolidated Total Net Leverage Ratio is Less Than 2 | 2021 Credit Facility
Long-Term Debt
Spread on variable rate (as percent)					6.50%
Lafayette Square | LIBOR | Consolidated Total Net Leverage Ratio is Greater Than 4 | 2021 Credit Facility | Maximum
Long-Term Debt
Spread on variable rate (as percent)					9.00%
Lafayette Square | SOFR | Consolidated Total Net Leverage Ratio is Less Than 1 | 2021 Credit Facility
Long-Term Debt
Spread on variable rate (as percent)			7.00%
Lafayette Square | SOFR | Consolidated Total Net Leverage Ratio is Greater Than 3.5 | 2021 Credit Facility | Minimum
Long-Term Debt
Basis spread agreed (as percent)			10.00%
Lafayette Square | SOFR | Interest Period of One Month
Long-Term Debt
Basis spread agreed (as percent)			0.10%
Lafayette Square | SOFR | Interest period of three months
Long-Term Debt
Basis spread agreed (as percent)			0.15%
Lafayette Square | SOFR | Interest period of six months
Long-Term Debt
Basis spread agreed (as percent)			0.25%